Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	€ 19,527	€ 16,795
Down payments and advances from joint ventures in exploration and production activities	606	552
Payables for purchase of non-current assets	2,561	1,732
Payables due to partners in exploration & production activities	1,235	1,188
Other payables	1,780	1,453
Trade and other current payables	€ 25,709	€ 21,720